SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS

On December 31, 2024, the Company entered into a second amendment agreement to the Zimbabwe SPA to extend the long stop date for closing the acquisition from December 31, 2024 to December 31, 2025.